Derivative financial instruments and risk management (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives Fair Value
Asset Fair Value	$ 211	$ 298	$ 357
Liability Fair Value	(50)	(144)	(212)
Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	73	60	102
Liability Fair Value	(40)	(129)	(189)
Financial Products
Derivatives Fair Value
Asset Fair Value	138	238	255
Liability Fair Value	(10)	(15)	(23)
Designated derivatives
Derivatives Fair Value
Asset (Liability) Fair Value	131	180	232
Designated derivatives | Foreign exchange contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	54	28	54
Designated derivatives | Foreign exchange contracts | Long-term receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	0	0	19
Designated derivatives | Foreign exchange contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	(39)	(66)	(73)
Designated derivatives | Foreign exchange contracts | Other liabilities | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	0	0	(10)
Designated derivatives | Interest rate contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	7	17	15
Designated derivatives | Interest rate contracts | Long-term receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	115	209	233
Designated derivatives | Interest rate contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	(6)	(8)	(6)
Undesignated derivatives
Derivatives Fair Value
Asset (Liability) Fair Value	30	(26)	(87)
Undesignated derivatives | Foreign exchange contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	19	31	27
Undesignated derivatives | Foreign exchange contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	7	10	7
Undesignated derivatives | Foreign exchange contracts | Long-term receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	9	0	0
Undesignated derivatives | Foreign exchange contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	(1)	(63)	(12)
Undesignated derivatives | Foreign exchange contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	(4)	(6)	(16)
Undesignated derivatives | Foreign exchange contracts | Other liabilities | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	0	0	(85)
Undesignated derivatives | Interest rate contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	0	2	0
Undesignated derivatives | Interest rate contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	0	(1)	(1)
Undesignated derivatives | Commodity contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	0	1	2
Undesignated derivatives | Commodity contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	$ 0	$ 0	$ (9)